SCHEDULE OF OPTION ACTIVITY (Details) - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Option Indexed to Issuer's Equity [Line Items]
Number of options, outstanding at beginning of period	34,253,216	22,860,713	24,076,750
Weighted average exercise price, outstanding at beginning of period	$ 0.43	$ 0.5	$ 0.47
Weighted average remaining contractual term (in years), outstanding at the end of period	4 years 1 month 17 days	5 years 11 months 1 day	4 years 10 months 2 days	1 year 7 months 9 days
Number of options, outstanding at beginning of period	2,675,000	13,075,000	3,355,000
Number of options, outstanding at beginning of period		(33,333)	(2,707,286)
Number of options, outstanding at beginning of period	(1,308,333)	(1,649,164)	(1,863,751)
Number of options, outstanding at beginning of period	35,619,883	34,253,216	22,860,713	24,076,750
Weighted average exercise price, outstanding at beginning of period	$ 0.13	$ 0.43	$ 0.5	$ 0.47
Number of options, outstanding at beginning of period	23,525,726	19,427,796	14,749,296